UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Dana L. Crosby
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Dana L. Crosby                   Cupertino, CA                    04/23/2004
------------------                   -------------                    ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          159
                                         -----------
Form 13F Information Table Value Total:     $178,360
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AMB Property Corp.             Com              00163T109       19     500          Sole             Sole      0    0
AT&T Wireless Group            Com              00209a106        8     600          Sole             Sole      0    0
Abbott Labs                    Com              002824100      349    8500          Sole             Sole      0    0
Adobe Systems                  Com              00724F101      157    4000          Sole             Sole      0    0
Agilent Technologies, Inc      Com              00846u101     1512   47800          Sole             Sole      0    0
All American Semiconductor     Com              016557100        3     600          Sole             Sole      0    0
Alliant Energy Corp            Com              018802108       39    1500          Sole             Sole      0    0
Allstate Corp.                 Com              020002101      932   20500          Sole             Sole      0    0
Altera Corp                    Com              021441100      102    5000          Sole             Sole      0    0
American International Group   Com              026874107     1177   16500          Sole             Sole      0    0
Applied Materials              Com              038222105       85    4000          Sole             Sole      0    0
Automatic Data Process         Com              053015103      508   12100          Sole             Sole      0    0
BP p.l.c                       Com              055622104      185    3620          Sole             Sole      0    0
BRE Properties                 Com              05564E106     2262   65900          Sole             Sole      0    0
Ballard Power Systems          Com              05858H104        1     100          Sole             Sole      0    0
Bank of America Corp           Com              066050105     1032   12738          Sole             Sole      0    0
Bell South Corp.               Com              079860102      152    5500          Sole             Sole      0    0
Berkshire Hathaway Class B     Com              084670207     2700     868          Sole             Sole      0    0
Berkshire Hthwy Class A        Com              084670108      280     300          Sole             Sole      0    0
Bristol Myers                  Com              09247U107     3613  149100          Sole             Sole      0    0
CIGNA Corp.                    Com              125509109      124    2100          Sole             Sole      0    0
CIT Group                      Com              125581108       76    2000          Sole             Sole      0    0
CMGI Inc                       Com              125750109        2    1000          Sole             Sole      0    0
CNA Surety Corporation         Com              12612l108      409   37000          Sole             Sole      0    0
CT Holdings Inc.               Com              12643y103        1   15000          Sole             Sole      0    0
Caterpillar Inc.               Com              149123101      158    2000          Sole             Sole      0    0
Cendant Corp.                  Com              151313103     4519  185300          Sole             Sole      0    0
Chesapeake Energy              Com              165159104       13    1000          Sole             Sole      0    0
ChevronTexaco                  Com              16674100      4020   45800          Sole             Sole      0    0
Chico's FAS, Inc.              Com              168615102       46    1000          Sole             Sole      0    0
Cisco Systems Inc.             Com              17275R102      313   13300          Sole             Sole      0    0
Citigroup Inc.                 Com              173034109     4937   95500          Sole             Sole      0    0
Clear Channel Communications   Com              184502102      390    9200          Sole             Sole      0    0
Clorox Co.                     Com              189054109      391    8000          Sole             Sole      0    0
Collectors Universe            Com              19421r101       25    2000          Sole             Sole      0    0
ConocoPhillips                 Com              20825L104     2527   36200          Sole             Sole      0    0
Consolidated Edison            Com              209115104     3572   81000          Sole             Sole      0    0
Consolidated-Tomoka Land Co    Com              210226106      468   12600          Sole             Sole      0    0
Crosstex Energy                Com              22765Y104      113    2700          Sole             Sole      0    0
Crosstex Energy L.P            Com              22765u102      616   22000          Sole             Sole      0    0
Darden Restaurants Inc.        Com              237194105      124    5000          Sole             Sole      0    0
Dell Computer Corp.            Com              247025109      615   18300          Sole             Sole      0    0
Deltic Timber Corp.            Com              247850100       53    1500          Sole             Sole      0    0
Dominion Resources             Com              257470104       64    1000          Sole             Sole      0    0
Duke Energy                    Com              264399106     1268   56100          Sole             Sole      0    0
E M C Corp Mass Com            Com              268648102       27    2000          Sole             Sole      0    0
Eastman Kodak                  Com              277461109     2384   91100          Sole             Sole      0    0
Elan Plc Adr                   Com              284131208        2     100          Sole             Sole      0    0
Electronic Data Systems Corp.  Com              285661104       97    5000          Sole             Sole      0    0
Ennis Business Forms Inc.      Com              293389102       50    3000          Sole             Sole      0    0
Equity Office Properties Tr    Com              294741103      251    8700          Sole             Sole      0    0
Exxon Mobil Corp               Com              30231g102     1994   47954          Sole             Sole      0    0
Fannie Mae                     Com              313586109     1480   19900          Sole             Sole      0    0
Farmers & Merchants Com        Com              308243104       87     239          Sole             Sole      0    0
Farmers & Merchants Bank Of    Com              308035104     1015     203          Sole             Sole      0    0
Long Beach
Fidelity Natl Finl Inc         Com              316326107     6378  161060          Sole             Sole      0    0
First National Bank Of Alaska  Com              322387101      215     100          Sole             Sole      0    0
Florida East Coast Ind Cl B    Com              340632207       10     277          Sole             Sole      0    0
Florsheim Group                Com              343302105        0   10000          Sole             Sole      0    0
Freddie Mac Voting Shs         Com              313400301     3662   62000          Sole             Sole      0    0
General Dynamics Corp.         Com              369550108     2823   31600          Sole             Sole      0    0
General Electric Co.           Com              369604103     4096  134200          Sole             Sole      0    0
General Mills Inc.             Com              370334104      140    3000          Sole             Sole      0    0
GlaxoSmithKline PLC            Com              37733W105       60    1500          Sole             Sole      0    0
Golden West Financial          Com              381317106      112    1000          Sole             Sole      0    0
Great Lakes Reit               Com              390752103      341   22000          Sole             Sole      0    0
H&R Block                      Com              093671105      128    2500          Sole             Sole      0    0
Health Net, Inc                Com              42222g108       19     780          Sole             Sole      0    0
Healthcare Realty Trust        Com              421946104     4868  114000          Sole             Sole      0    0
Heinz H J Co                   Com              423014103      440   11800          Sole             Sole      0    0
Hewlett Packard Co.            Com              428236103     1089   47700          Sole             Sole      0    0
Home Depot Inc.                Com              437076102     1379   36900          Sole             Sole      0    0
Hydrogenics Corp               Com              44882100         2     300          Sole             Sole      0    0
INSCI Corp                     Com              45765T106        0     500          Sole             Sole      0    0
Int'l House Of Pancakes        Com              449623107       17     500          Sole             Sole      0    0
Intel Corp.                    Com              458140100     2154   79200          Sole             Sole      0    0
Interleukin Genetics Inc       Com              458738101       52   12000          Sole             Sole      0    0
International Business         Com              459200101     4803   52300          Sole             Sole      0    0
Machines
Ishares DJ US Fin Srvs IDX     Com              464287770        9     100          Sole             Sole      0    0
iShares MSCI Japan             Com              464286848      939   86400          Sole             Sole      0    0
iShares MSCI Pacific Ex-Japan  Com              464286665      852   11000          Sole             Sole      0    0
Ishares Inc S&P Eur 350 INDX   Com              464287861     3269   50280          Sole             Sole      0    0
Ishares Russell 2000 Index     Com              464287655     1772   15070          Sole             Sole      0    0
Fund
Ishares Russell Midcap Index   Com              464287499     1741   24770          Sole             Sole      0    0
Fund
Ishares S&P 100                Com              464287101        6     100          Sole             Sole      0    0
JDS Uniphase                   Com              46612j101      183   45000          Sole             Sole      0    0
JetBlue Airways                Com              477143101       57    2250          Sole             Sole      0    0
Johnson & Johnson              Com              478160104     3525   69500          Sole             Sole      0    0
KB Home                        Com              48666K109     2125   26300          Sole             Sole      0    0
Kimberly Clark                 Com              494368103      126    2000          Sole             Sole      0    0
Lee Enterprises Inc.           Com              523768109       23     500          Sole             Sole      0    0
Lehman Bros. Holding           Com              524908100      704    8500          Sole             Sole      0    0
Liberty Media Corp Ser A       Com              530718105     3555  324700          Sole             Sole      0    0
Lilly Eli & Co.                Com              532457108       27     400          Sole             Sole      0    0
Lockheed Martin Corp.          Com              539830109       46    1000          Sole             Sole      0    0
Lucent Technologies Inc        Com              549463107        4    1000          Sole             Sole      0    0
McDonalds Corp.                Com              580135101     1200   42000          Sole             Sole      0    0
Merck & Co.                    Com              589331107     6980  157945          Sole             Sole      0    0
Merrill Lynch & Co.            Com              590188108      625   10500          Sole             Sole      0    0
Metropolitan Life Insurance    Com              59156r108      428   12000          Sole             Sole      0    0
Company
Microsoft Corp.                Com              594918104     2979  119500          Sole             Sole      0    0
Natural Resource Partners L.P. Com              63900p103      258    6700          Sole             Sole      0    0
New Plan Excel Realty Trust    Com              648053106     3877  141750          Sole             Sole      0    0
Inc
Nokia Corp                     Com              654902204     1750   86300          Sole             Sole      0    0
Noven Pharmaceuticals          Com              670009109      704   32800          Sole             Sole      0    0
Oracle Corp                    Com              68389X105        4     300          Sole             Sole      0    0
Pennsylvania Power & Light     Com              69351t106      109    2400          Sole             Sole      0    0
Peoples Energy Corp            Com              711030106     3059   68500          Sole             Sole      0    0
Pfizer Inc.                    Com              717081103     6595  188150          Sole             Sole      0    0
Pharmaceutical Prod Dev        Com              717124101       59    2000          Sole             Sole      0    0
Pinnacle West Cap Corp         Com              71713u10        24     600          Sole             Sole      0    0
Raymond James Financial        Com              754730109       67    2700          Sole             Sole      0    0
Regions Financial Corp         Com              758940100      231    6331          Sole             Sole      0    0
Ross Stores Inc                Com              778296103      444   14500          Sole             Sole      0    0
Royal Dutch Shell              Com              780857804      289    6080          Sole             Sole      0    0
S & P 500 Spiders              Com              78462F103      158    1400          Sole             Sole      0    0
S&P MidCap Dep Receipts        Com              595635103       11     100          Sole             Sole      0    0
SBC Communications             Com              78387G103     1529   62300          Sole             Sole      0    0
SLM Corporation                Com              78442P106      389    9300          Sole             Sole      0    0
Safeway Inc                    Com              786514208     2461  119600          Sole             Sole      0    0
Schering-Plough                Com              806605101     2313  142600          Sole             Sole      0    0
Scientific Atlanta Inc.        Com              808655104      120    3700          Sole             Sole      0    0
Sears Roebuck                  Com              812387108     3548   82600          Sole             Sole      0    0
Simpson Manufacturing Co       Com              829073105      245    5000          Sole             Sole      0    0
Southern Co.                   Com              842587107     2876   94300          Sole             Sole      0    0
St. Joe Corp.                  Com              790148100      114    2800          Sole             Sole      0    0
Stanton Island Corp            Com              857550107       37    1500          Sole             Sole      0    0
Time Warner                    Com              887317105        4     240          Sole             Sole      0    0
Toll Brothers Inc              Com              889478103     3230   71100          Sole             Sole      0    0
Tyco Intl Ltd New Com          Com              902124106        9     300          Sole             Sole      0    0
Unisys                         Com              909214108     2732  191300          Sole             Sole      0    0
Velocity HIS, Inc.             Com              917488108        0     600          Sole             Sole      0    0
Verizon Communications         Com              92343v10      2828   77400          Sole             Sole      0    0
Vodaphone Group PLC            Com              92857t107       60    2500          Sole             Sole      0    0
Wal-Mart Stores Inc.           Com              931142103      239    4000          Sole             Sole      0    0
Walt Disney Co.                Com              254687106      392   15700          Sole             Sole      0    0
Washington Mututal, Inc.       Com              939322103     9949  232950          Sole             Sole      0    0
Washington Real Estate Inv Tr  Com              939653101       65    2000          Sole             Sole      0    0
Waste Management Inc           Com              94106l109     1506   49900          Sole             Sole      0    0
Wells Fargo Co.                Com              949746101      142    2500          Sole             Sole      0    0
Wind River Systems, Inc        Com              973149107      610   55100          Sole             Sole      0    0
Wyndam International Inc       Com              983101106       10   10000          Sole             Sole      0    0
John Hancock Bank & Thrift     Com              409735107      101   10030          Sole             Sole      0    0
Opportunity
Latin America Equity Fund Inc. Com              51827t100     1981  125800          Sole             Sole      0    0
Royce Focus Trust Inc          Com              78080N108        5     500          Sole             Sole      0    0
CORTS Trust for Ford Motor     Pref             22080q208       92    3500          Sole             Sole      0    0
7.4%
CORTS Trust for Ford Motor 8%  Pref             22082k209     1150   42900          Sole             Sole      0    0
Great Lakes REIT Pref A 9.75%  Pref             390752202      632   25000          Sole             Sole      0    0
ABN Amro Cap. Trust            Pref             00372Q201      505   20000          Sole             Sole      0    0
Crescent R.E. Conv Pref A      Pref             225756204      272   11900          Sole             Sole      0    0
6.75%
Blackrock Calif. Muni Fund     Com              09247U107      120    8300          Sole             Sole      0    0
Hyperion Term 2005             Com              448918102     4840  499000          Sole             Sole      0    0
ING Prime Rate Trust           Com              44977W106       10    1300          Sole             Sole      0    0
Pimco Commercial Mortgage      Com              693388100      291   19800          Sole             Sole      0    0
Pimco Strategic Global Govt FD Com              72200X104      378   29700          Sole             Sole      0    0
iShares GS $ InvesTop          Com              464287242     2026   17800          Sole             Sole      0    0
Corporate Bond Fund
iShares Lehman Aggregate Bond  Com              464287226      135    1300          Sole             Sole      0    0
Fund
iShares Trust Tips Bond        Com              464287176     1465   13700          Sole             Sole      0    0


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